Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	$ 1,530,434,532	$ 1,464,491,965
Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	595,215,006	296,463,374
Suppliers for the purchase of fuels and gas
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	189,221,414	255,565,802
Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	483,630,510	360,701,265
Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	177,602,375	411,906,974
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	2,411,379,413	1,920,159,608
Up-to-date Payments [Member] | Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	1,560,737,124	891,529,922
Up-to-date Payments [Member] | Suppliers for the purchase of fuels and gas
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	189,221,414	255,565,802
Up-to-date Payments [Member] | Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	483,630,510	360,991,837
Up-to-date Payments [Member] | Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	177,790,365	412,072,047
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	255,264,655	136,371,921
Up-to-date Payments [Member] | Goods [Member] | Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	150,909,716	53,780,917
Up-to-date Payments [Member] | Goods [Member] | Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	104,354,939	82,591,004
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	780,217,092	759,165,134
Up-to-date Payments [Member] | Services [Member] | Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	258,274,884	196,388,412
Up-to-date Payments [Member] | Services [Member] | Suppliers for the purchase of fuels and gas
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	189,221,414	255,565,802
Up-to-date Payments [Member] | Services [Member] | Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	332,720,794	307,210,920
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	1,375,897,666	1,024,622,553
Up-to-date Payments [Member] | Other [Member] | Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	1,302,462,240	695,141,510
Up-to-date Payments [Member] | Other [Member] | Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	$ 73,435,426	$ 329,481,043